Postretirement Benefit Plans - Components of Net Periodic Pension Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 12	$ 11	$ 12
Interest cost on the projected benefit obligation	15	14	15
Expected return on plan assets	(7)	(6)	(6)
Amortization of net (gain) loss	1
Curtailments and settlements		(2)	(1)
Other		1
Net periodic cost	$ 21	$ 18	$ 20